Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Financial income and expenses [Abstract]
Financial income and expenses

Philips Group
Financial income and expenses in millions of EUR

	2025	2024	2023
Interest income	83	79	46
Interest income from loans and receivables	15	12	13
Interest income from cash and cash equivalents	68	67	33
Dividend income from financial assets	3	3	2
Net gains from disposal of financial assets	1	2	-
Net change in fair value of derivatives	12	-	-
Other financial income	14	21	15
Financial income	113	105	63

	2025	2024	2023
Interest expense	(288)	(288)	(277)
Interest expense on debt and borrowings	(233)	(231)	(229)
Finance charges under lease contract	(38)	(37)	(27)
Interest expense on pensions	(17)	(20)	(21)
Provision-related accretion expenses	(6)	(49)	(29)
Net foreign exchange gains (losses)	(6)	(7)	(23)
Net change in fair value of financial assets through profit or loss	(27)	(18)	(26)
Net change in fair value of derivatives	-	(5)	-
Other financial expenses	(19)	(20)	(21)
Financial expenses	(346)	(387)	(376)
Financial income and expenses, net	(233)	(282)	(314)